Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Weighted average remaining maturity of defined benefit obligations	12 years 2 months 12 days	12 years 11 months 12 days